INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Expected income taxes	$ 2,209,628	$ 1,815,376
Income tax effect of:
State taxes, net of federal income tax benefit	277,177	278,391
Tax exempt interest, net	(613,220)	(586,302)
Income taxed at lower rates	(63,132)	(51,868)
Other	(134,984)	(94,999)
Income tax expense	$ 1,675,469	$ 1,360,598